GAMCO GLOBAL GROWTH FUND
The GAMCO GLOBAL GROWTH FUND (the “Global Growth Fund”)
Investment Objectives
The Global Growth Fund primarily seeks to provide investors with appreciation of capital.
Current income is a secondary objective of the Global Growth Fund.
Fees and Expenses of the Global Growth Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Global Growth Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Gabelli family of mutual funds. More information about these and other discounts is available from your financial professional and in the section entitled, “Classes of Shares” on page 32 of the prospectus.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - GAMCO GLOBAL GROWTH FUND	Class AAA Shares	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption price)	none	none	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	none	none	none	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less)	2.00%	2.00%	2.00%	2.00%
Exchange Fee	none	none	none	none

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Annual Fund Operating Expenses - GAMCO GLOBAL GROWTH FUND		Class AAA Shares	Class A Shares	Class C Shares	Class I Shares
Management Fees		1.00%	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees		0.25%	0.25%	1.00%	none
Other Expenses		0.43%	0.43%	0.43%	0.43%
Total Annual Fund Operating Expenses	[1]	1.68%	1.68%	2.43%	1.43%
Fee Waiver and/or Expense Reimbursement	[1]				(0.43%)
Total Annual Fund Operating Expenses	[2]	1.68%	1.68%	2.43%	1.00%
[1]	The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Class I shares to the extent necessary to maintain the Total Amended Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 1.00%. Under this same arrangement, the Global Growth Fund has also agreed, during the two year period following the year of any such waiver or reimbursement by the Adviser, to repay such amount, but only to the extent the Global Growth Fund's adjusted Total Annual Fund Operating Expenses would not exceed an annual rate of 1.00% for Class I shares after giving effect to the repayment. This arrangement is in effect until May 1, 2017, and may be terminated only by the Board of Directors of the Corporation before such time.
[2]	after Fee Waiver and/or Expense Reimbursement

Expense Example
This example is intended to help you compare the cost of investing in the Global Growth Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Global Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Global Growth Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - GAMCO GLOBAL GROWTH FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	171	530	913	1,987
Class A Shares	736	1,074	1,435	2,448
Class C Shares	346	758	1,296	2,766
Class I Shares	102	410	741	1,676

You would pay the following expenses if you did not redeem your shares of the Global Growth Fund:
Expense Example, No Redemption - GAMCO GLOBAL GROWTH FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	171	530	913	1,987
Class A Shares	736	1,074	1,435	2,448
Class C Shares	246	758	1,296	2,766
Class I Shares	102	410	741	1,676

Portfolio Turnover
The Global Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Global Growth Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Global Growth Fund’s performance. During the most recent fiscal year, the Global Growth Fund’s portfolio turnover rate was 53% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Global Growth Fund will invest at least 65% of its total assets in common stocks of companies which the portfolio manager believes are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Global Growth Fund invests primarily in common stocks of foreign and domestic small-capitalization, mid-capitalization, and large-capitalization issuers. As a "global" fund, the Global Growth Fund invests in securities of issuers, or related investments thereof, located in at least three countries, and at least 40% of the Fund's total net assets is invested in securities of non-U.S. issuers or related investments thereof.

To achieve the Global Growth Fund's primary objective of capital appreciation, the Adviser employs a disciplined investment program focusing on the globalization and interactivity of the world's market place. The Global Growth Fund invests in companies at the forefront of accelerated growth.

The Global Growth Fund invests primarily in common stocks of foreign and domestic mid-capitalization and large-capitalization issuers. In addition to growth rates, stock valuation levels are important in the stock selection process as the Global Growth Fund seeks stocks that are attractively priced relative to their projected growth rates. The Global Growth Fund seeks to build a portfolio diversified by geographic region, industry sectors and individual issues within industry sectors. The Global Growth Fund invests primarily in developed markets but may invest in emerging markets as well. The Global Growth Fund invests in companies with a wide range in market capitalizations, from small to large.
Principal Risks
You may want to invest in the Global Growth Fund if:
  you are a long term investor
  you seek growth of capital
  you seek to diversify your investments outside the U.S.
The Global Growth Fund's share price will fluctuate with changes in the market value of the Global Growth Fund's portfolio securities. Stocks are subject to market, economic, and business risks that may cause their prices to fluctuate. Your investment in the Global Growth Fund is not guaranteed; you may lose money by investing in the Global Growth Fund. When you sell Global Growth Fund shares, they may be worth less than what you paid for them.

Investing in the Global Growth Fund involves the following risks:
  Equity Risk.    Equity risk is the risk that the prices of the securities held by the Global Growth Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate and the issuer company's particular circumstances.
  Foreign Securities Risk.    Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs. These risks are more pronounced in the securities of companies located in emerging markets.
  Management Risk.    If the portfolio managers are incorrect in their assessment of the growth prospects of the securities the Global Growth Fund holds, then the value of the Global Growth Fund's shares may decline.
  Non-Diversification Risk.    As a non-diversified mutual fund, more of the Global Growth Fund's assets may be focused in the common stocks of a small number of issuers, which may make the value of the Global Growth Fund's shares more sensitive to changes in the market value of a single issuer or industry than shares of a diversified mutual fund.
  Smaller Capitalization Risk.    Risk is greater for the securities of smaller capitalization companies (including small unseasoned companies that have been in operation for less than three years) because such companies generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Performance
The bar chart and table that follow provide an indication of the risks of investing in the Global Growth Fund by showing changes in the Global Growth Fund’s performance from year to year and by showing how the Global Growth Fund’s average annual returns for one year, five years, and ten years compared with those of broad based securities market indices. As with all mutual funds, the Global Growth Fund’s past performance (before and after taxes) does not predict how the Global Growth Fund will perform in the future. Updated information on the Global Growth Fund’s results can be obtained by visiting www.gabelli.com.
GLOBAL GROWTH FUND (Total Returns for Class AAA Shares for the Years Ended December 31)

* Previously, the bar chart for Class A shares was shown, as Class AAA shares were offered in a separate prospectus. Class AAA shares are being shown as they are the oldest class.
During the calendar years shown in the bar chart, the highest return for a quarter was 21.13% (quarter ended June 30, 2009), and the lowest return for a quarter was (24.14)% (quarter ended December 31, 2008).
Average Annual Total Returns (for the years ended December 31, 2015 with maximum sales charge, if applicable)
Average Annual Total Returns - GAMCO GLOBAL GROWTH FUND	Past One Year	Past Five Years	Past Ten Years	Inception Date
Class AAA Shares	(1.21%)	8.35%	6.07%
Class AAA Shares | Return After Taxes on Distributions	(2.46%)	7.16%	5.47%
Class AAA Shares | Return After Taxes on Distributions and Sale of Fund Shares	0.38%	6.60%	4.90%
Class A Shares	(6.91%)	7.08%	5.45%
Class C Shares	(2.92%)	7.54%	5.28%
Class I Shares	(0.53%)	8.76%	6.36%	Jan. 11, 2008
MSCI AC World Index (reflects no deduction for fees, expenses, or taxes)	(2.36%)	6.09%	4.75%
Lipper Global Large Cap Growth Fund Classification (reflects no deduction for fees, expenses, or taxes)	2.90%	7.76%	5.85%

The returns shown for Class I shares prior to their first issuance dates are those of Class AAA shares of the Global Growth Fund. All classes of the Global Growth Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return After Taxes on Distributions” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Global Growth Fund shares through tax deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”). After-tax returns are shown only for Class AAA shares. Actual after-tax returns for other classes will vary due to the differences in expenses.